Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.6% ¤
CORPORATE BONDS & NOTES 3.7%
BANKING & FINANCE 2.3%
Bank of America Corp. 4.375% due 01/27/2027 •(f)	$6,000	$5,654
Barclays PLC 8.000% due 06/15/2024 •(f)(h)	800	847
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	9,759
BNP Paribas SA 7.000% due 08/16/2028 •(f)	1,300	1,405
Credit Agricole SA 7.875% due 01/23/2024 •(f)	800	845
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(h)	3,000	3,034
HSBC Holdings PLC 6.500% due 03/23/2028 •(f)(h)	2,200	2,244
ING Groep NV 5.750% due 11/16/2026 •(f)(h)	900	906
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	10,396	3,086
UBS Group AG 7.000% due 02/19/2025 •(f)(h)	930	989
VM Fund LLC 8.625% due 02/28/2031 «	1,852	1,760

		30,529

INDUSTRIALS 1.4%
AdventHealth Obligated Group 2.795% due 11/15/2051	4,000	3,384
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	5,000	4,330
CAN Community Health, Inc. 8.500% due 03/01/2028	3,000	3,158
Claremont Mckenna College 3.775% due 01/01/2122	3,000	2,564
Tower Health 4.451% due 02/01/2050	3,500	2,695
Wild Rivers Water Park 8.500% due 11/01/2051	2,500	2,271

		18,402

Total Corporate Bonds & Notes (Cost $52,666)		48,931

MUNICIPAL BONDS & NOTES 108.7%
ALABAMA 4.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 10/01/2052	10,000	10,424
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	5,750	6,142
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	923
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046 (e)	1,000	1,020
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.750% due 10/01/2046 (e)	1,000	1,019
7.900% due 10/01/2050 (e)	5,250	5,349
Montgomery, Alabama General Obligation Bonds, Series 2021
4.000% due 12/01/2038	900	988
4.000% due 12/01/2040	800	872
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	495
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 11/01/2051	6,350	6,692
4.000% due 12/01/2051	10,185	10,945

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	9,400	9,657

		54,526

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 03/01/2025 (c)	3,690	3,214

ARIZONA 1.8%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033	500	374
4.500% due 01/01/2039	1,615	1,163
4.500% due 01/01/2049	1,000	704
5.000% due 01/01/2030	645	528
5.000% due 01/01/2054	3,000	2,243
5.125% due 01/01/2054	3,000	2,155
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,030	1,168
Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	653
6.000% due 07/01/2051	1,500	1,558
7.750% due 01/01/2054	1,250	878
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	555	485
5.000% due 01/01/2028	585	501
5.000% due 01/01/2029	1,510	1,317
Arizona Industrial Development Authority Revenue Notes, Series 2020
4.000% due 07/01/2022	345	346
6.250% due 07/01/2024	1,700	1,770
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031	325	333
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,522
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	3,000	3,060
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,558

		24,316

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	3,585	3,655

CALIFORNIA 14.7%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	410	441
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	3,000	2,901
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	1,485	1,344
4.000% due 08/01/2046	1,750	1,516
4.000% due 08/01/2047	2,500	2,156
4.000% due 02/01/2056	8,705	7,500
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	5,200	948
California Educational Facilities Authority Revenue Bonds, Series 2021 5.000% due 04/01/2051	4,750	6,282
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,600	1,620
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048 (g)	10,000	10,639
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	2,990	266
1.210% due 12/01/2050 ~	1,750	1,751
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,199
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	1,031
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (i)	2,000	2,062
5.000% due 12/01/2046	1,000	1,084
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	2,250	2,295
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,500	1,468
California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(a)	2,500	125
7.500% due 12/01/2040	1,500	1,056
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,665
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,295

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

California State University Revenue Notes, Series 2021
1.674% due 11/01/2029	3,000	2,657
1.794% due 11/01/2030	2,000	1,750
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,500	2,836
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 07/01/2056	4,195	3,732
4.000% due 08/01/2056	3,800	3,411
4.000% due 10/01/2056	3,500	3,171
4.000% due 02/01/2057	2,000	1,588
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	11,000	6,647
4.300% due 07/01/2059	5,000	4,625
5.000% due 09/01/2037	3,000	3,024
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,540	1,402
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	3,630	4,210
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	20,000	2,441
2.746% due 06/01/2034	1,100	1,002
3.000% due 06/01/2046	8,000	7,933
3.850% due 06/01/2050	9,000	8,672
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029	6,000	5,644
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	2,149
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	4,115	4,075
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,553
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	1,000	1,156
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2001 0.380% due 07/01/2035	25,700	25,700
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,570
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,096
4.000% due 05/15/2040	730	754
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 0.330% due 05/15/2045	9,000	9,000
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2033	515	530
4.000% due 09/01/2035	600	612
San Francisco, California Special Tax District, City & County Special Tax Bonds, Series 2021 4.000% due 09/01/2041	800	819
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	156
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	1,045
Southern California Public Power Authority Revenue Bonds, Series 2020 0.370% due 07/01/2036	12,950	12,950
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	15,000	2,548
4.000% due 06/01/2049	1,750	1,775
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	1,000	178
5.000% due 06/01/2031	500	568
5.000% due 06/01/2032	1,000	1,134
5.000% due 06/01/2048	975	1,057
University of California Revenue Bonds, Series 2021 4.000% due 05/15/2051	3,000	3,201

		194,015

COLORADO 2.1%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,763
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	5,750	4,995
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	1,000	990
7.900% due 12/15/2050	1,125	1,072
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,038
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (e)	3,875	2,650
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016 5.750% due 12/01/2036	1,000	1,022
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,286
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	1,250	1,166
4.000% due 12/01/2051 «	2,500	2,049

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,390
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,728
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	882
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	514
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,065

		27,610

CONNECTICUT 1.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,350	1,440
5.000% due 05/01/2035	1,500	1,752
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,145
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 0.250% due 07/01/2049	5,000	4,827
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	5,065	5,208
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,054
Steel Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2021 4.000% due 04/01/2051	500	463

		15,889

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	4,500	4,254

FLORIDA 3.1%
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,690
5.000% due 10/01/2032	1,350	1,512
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,811
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(a)	500	203
5.000% due 07/01/2043 ^(a)	250	57
5.250% due 07/01/2048 ^(a)	250	58
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (c)	2,875	1,316
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (c)	5,940	510
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	3,000	2,822
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	1,000	1,005
6.500% due 01/01/2049	2,105	2,109
7.375% due 01/01/2049	3,480	3,677
Florida Development Finance Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2032	1,500	1,419
4.000% due 11/15/2034	4,300	4,684
4.000% due 11/15/2035	850	924
5.000% due 06/01/2051	1,400	1,468
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034	2,400	2,797
5.000% due 10/01/2035	2,500	2,910
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,091
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,077
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (c)	1,850	1,177
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	535
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,130	2,379
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2041	500	481
4.000% due 12/15/2050	500	461
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (c)	1,000	453
0.000% due 09/01/2045 (c)	1,850	732
4.000% due 07/01/2039	1,200	1,255

		40,613

GEORGIA 2.5%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	4,000	4,164

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(a)	400	212
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	1,005
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,500	1,545
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	6,500	7,522
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	980
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	1,000	864
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	815	858
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,710
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	3,500	3,716
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 0.984% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	998
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,750	1,826
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,500	2,005
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,052
5.000% due 01/01/2048	1,000	1,093

		32,550

GUAM 0.2%
Guam Department of Education Certificates of Participation Notes, Series 2020
3.625% due 02/01/2025	995	996
4.250% due 02/01/2030	1,500	1,538

		2,534

IDAHO 0.3%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	5,250	4,380

ILLINOIS 7.6%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC Insured), Series 1998 0.000% due 12/01/2028 (c)	1,245	1,010
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,104
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021 5.000% due 12/01/2036	5,560	6,066
Chicago Board of Education, Illinois General Obligation Bonds, Series 2022 4.000% due 12/01/2043	4,000	3,938
Chicago Board of Education, Illinois General Obligation Notes, Series 2019 0.000% due 12/01/2026 (c)	1,000	867
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,084
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034	1,200	1,275
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	999
4.000% due 12/01/2050	1,000	1,052
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 1999 0.000% due 01/01/2027 (c)	1,000	866
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	1,999
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2027	1,700	1,770
5.000% due 01/01/2036	1,000	1,039
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,241
Chicago, Illinois General Obligation Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,083
Chicago, Illinois General Obligation Bonds, Series 2020 5.000% due 01/01/2031	1,000	1,100
Chicago, Illinois General Obligation Bonds, Series 2021 4.000% due 01/01/2049	551	529
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,018
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	52
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2032	1,200	1,405
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	2,000	2,169
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(a)	250	168

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049	2,100	2,176
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2040	1,750	1,858
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2050	2,290	2,383
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,105	1,286
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	1,006
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	8,500	9,362
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,495
Illinois State General Obligation Bonds, Series 2021 4.000% due 03/01/2040	2,120	2,156
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	3,000	3,056
5.000% due 11/01/2027	3,530	3,892
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,562
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	2,800	3,123
5.375% due 05/01/2023	1,250	1,294
5.500% due 05/01/2030	1,000	1,163
Illinois State General Obligation Notes, Series 2021
5.000% due 03/01/2028	1,000	1,107
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,315
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	3,000	3,173
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	3,000	3,020
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	1,000	626
0.000% due 06/15/2035 (c)	2,000	1,199
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
4.000% due 12/15/2047	765	764
4.000% due 06/15/2052	7,260	7,187
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,452
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	2,000	1,886
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	2,000	2,250
5.000% due 01/01/2030	2,250	2,596

		101,221

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,445
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	937
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	8,000	6,260
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 5.000% due 11/15/2046	1,000	1,109
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	5,000	5,483

		17,234

IOWA 3.8%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.438% due 08/15/2032	3,900	3,881
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.683% due 08/15/2029	8,125	8,115
Iowa Finance Authority Revenue Bonds, Series 2018 0.330% due 02/15/2041	14,760	14,760
Iowa Finance Authority Revenue Bonds, Series 2021 1.500% due 01/01/2042	4,500	4,474
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	130,745	16,879
4.000% due 06/01/2049	2,150	2,155

		50,264

KENTUCKY 1.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	661
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.125% due 07/01/2055	2,660	2,667
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,060

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

4.000% due 01/01/2049	2,500	2,594
Kentucky Public Energy Authority Revenue Bonds, Series 2022
1.381% due 08/01/2052 ~	5,400	5,333
4.000% due 08/01/2052	2,000	2,142
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,082
4.000% due 11/01/2036	1,000	1,081
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	1,994

		19,614

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2021 2.500% due 04/01/2036	1,595	1,398
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (e)	305	298
Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	300	356
6.350% due 10/01/2040	2,200	2,607
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,697
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,711
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 5.000% due 02/01/2034	4,000	4,689

		14,756

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2019 5.250% due 06/15/2034 ^	500	275
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,040

		1,315

MARYLAND 1.4%
Baltimore County, Maryland General Obligation Bonds, Series 2022 5.000% due 03/01/2035	3,770	4,652
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,173
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	1,000	1,034
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	1,245	1,191
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	1,000	998
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	232
4.000% due 06/01/2038	500	514
4.000% due 06/01/2040	500	512
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	7,000	8,282

		18,588

MASSACHUSETTS 0.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	1,032
5.000% due 07/01/2032	250	299
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	177
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,718

		3,226

MICHIGAN 1.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	500	576
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	9,000	7,857
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	389
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.744% due 07/01/2032 ~	2,930	2,895
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2045 (c)	5,000	1,461
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	1,103
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	2,500	2,443
Michigan Strategic Fund Revenue Bonds, Series 2021 4.000% due 10/01/2061	1,000	1,048

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	12,000	1,450
0.000% due 06/01/2058 (c)	25,000	1,196

		20,418

MINNESOTA 0.3%
Minneapolis, Minnesota General Obligation Notes, Series 2021 4.000% due 12/01/2029	3,000	3,382
St Paul Park, Minnesota Revenue Bonds, Series 2018 5.000% due 05/01/2053	1,000	1,031

		4,413

MISSOURI 1.1%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2041	1,400	1,447
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2049	1,000	1,032
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046 (g)	10,750	11,493
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	1,000	1,037

		15,009

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2018 0.885% due 10/01/2033 ~	1,000	995
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2041	2,250	2,287
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	991
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	292
4.000% due 01/01/2031	295	306
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,287
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024 ^	1,035	518

		6,676

NEW JERSEY 4.9%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	955	1,002
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	500	504
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2038	1,000	1,036
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,616
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	8,250	9,149
5.250% due 09/01/2027	3,000	3,381
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009 0.340% due 07/01/2043	13,200	13,200
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	6,000	6,362
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	2,000	2,184
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (c)	6,165	4,477
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	3,000	1,905
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	2,000	1,381
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	1,032
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2035	5,500	5,756
New Jersey Turnpike Authority Revenue Bonds, Series 2021 4.000% due 01/01/2042	2,500	2,689
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	3,470	3,748
5.250% due 06/01/2046	1,000	1,105
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	4,533

		65,060

NEW YORK 14.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,350	2,428

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2040	500	550
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2042	3,250	3,511
Huntington Local Development Corp., New York Revenue Notes, Series 2021 3.000% due 07/01/2025	1,725	1,668
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.704% (0.67*US0001M + 0.550%) due 11/01/2041 ~	1,000	998
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2029	2,230	2,445
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,000	1,110
5.000% due 11/15/2031	1,500	1,662
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,250	1,275
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,030	1,055
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 5.000% due 12/01/2034	1,160	1,351
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2029	1,100	1,274
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,041
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	1,000	1,001
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 8.360% due 03/01/2026	3,000	3,119
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	1,350	1,529
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	2,500	2,680
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 0.430% due 11/01/2042	1,555	1,555
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,000	1,057
4.000% due 05/01/2041	7,270	7,581
New York City Water & Sewer System, New York Revenue Bonds, Series 2010 0.330% due 06/15/2043	10,000	10,000
New York City, General Obligation Bonds, Series 2014 0.330% due 03/01/2040	10,900	10,900
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2038	10,000	10,616
New York City, New York Water & Sewer System Revenue Bonds, Series 2021 4.000% due 06/15/2045	10,000	10,657
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	26,000	2,344
0.000% due 06/01/2060 (c)	90,000	3,182
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,500	1,842
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	4,190
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,644
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 03/15/2034	2,420	2,641
New York State Dormitory Authority Revenue Notes, Series 2022 5.000% due 03/15/2029	11,450	13,420
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,061
New York State Housing Finance Agency Revenue Bonds, Series 2013 0.360% due 11/01/2046	35,000	35,000
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2042	1,000	1,116
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	1,580	1,732
5.000% due 01/01/2036	500	544
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,500	1,538
5.000% due 10/01/2040	1,500	1,657
5.250% due 08/01/2031	2,815	3,070
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 10/31/2041	2,250	2,349
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,123
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,500	1,557
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,325	1,387
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	923
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	31,085	3,894
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	8,275	8,187
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,500	1,718

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.000% due 05/15/2042	2,000	2,141
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,000	1,166
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,295
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2022	1,790	1,799
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	968

		187,551

NORTH CAROLINA 1.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 11/01/2052 (g)	10,800	11,151
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	900	807
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2029	275	278
4.000% due 03/01/2030	285	286
4.000% due 03/01/2031	290	289
North Carolina Turnpike Authority Revenue Bonds, Series 2019 4.000% due 01/01/2055	1,000	1,038

		13,849

NORTH DAKOTA 0.1%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031	1,500	953
7.000% due 12/15/2043	1,000	627

		1,580

OHIO 3.6%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,500	2,499
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	54,265	8,078
4.000% due 06/01/2048	2,500	2,510
5.000% due 06/01/2055	12,190	12,695
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	1,000	923
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,051
Franklin County, Ohio Revenue Bonds, Series 2019 4.000% due 12/01/2049	2,530	2,612
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(a)	3,185	1,497
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	990
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	1,001
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,550	1,612
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,000	1,934
Ohio State Revenue Bonds, Series 2020
5.000% due 11/15/2032	1,040	1,198
5.000% due 11/15/2034	1,720	1,970
Ohio State Revenue Notes, Series 2021 5.000% due 01/01/2029	2,800	3,278
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	1,500	1,473
Southern Ohio Port Authority Revenue Notes, Series 2020
6.250% due 12/01/2025	1,500	1,508
13.000% due 12/01/2027	1,000	1,052

		47,881

OKLAHOMA 0.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,000	1,018
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	6,000	5,306
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	2,000	1,983

		8,307

OREGON 0.9%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	787
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (g)	5,000	5,233

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(a)	3,900	285
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(a)	8,500	620
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 ^(a)(e)	5,230	382
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	882
4.000% due 05/15/2057	1,000	987
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020 5.000% due 06/15/2033	2,200	2,624

		11,800

PENNSYLVANIA 3.2%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	2,000	1,716
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,940	2,434
Chester County, Pennsylvania Health and Education Facilities Authority Revenue Bonds, Series 2021 4.000% due 12/01/2040	1,000	922
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050 (g)	10,000	10,408
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.610% due 08/15/2038 ~(i)	3,000	3,099
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	2,014
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,150	2,111
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	450	309
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
5.000% due 10/15/2031	1,400	1,695
9.000% due 04/01/2051	5,000	5,952
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2015 5.000% due 12/31/2022	1,000	1,025
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,072
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2041	2,000	2,137
4.000% due 12/01/2043	1,325	1,413
5.000% due 12/01/2046	4,055	4,827
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	500	504

		41,638

PUERTO RICO 11.4%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	87,500	5,370
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	22,671	12,214
1.000% due 11/01/2051	28,973	14,016
6.150% due 07/01/2038 «	1,000	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	2,363	1,368
4.000% due 07/01/2033	1,836	1,798
4.000% due 07/01/2035	1,651	1,598
4.000% due 07/01/2037	1,417	1,365
4.000% due 07/01/2041	1,926	1,836
4.000% due 07/01/2046	2,003	1,893
5.750% due 07/01/2031	1,937	2,211
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	945	863
5.250% due 07/01/2023	2,051	2,102
5.375% due 07/01/2025	2,045	2,160
5.625% due 07/01/2027	2,027	2,216
5.625% due 07/01/2029	1,994	2,228
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 0.000% due 01/01/2045 ^(a)(c)	13,000	12,642
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	17,738	16,673
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	1,000	1,010
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2022 ^(a)	600	577
5.250% due 07/01/2023 ^	3,540	3,407
5.250% due 07/01/2030 ^(a)	300	289
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998 5.000% due 07/01/2028 ^	2,090	345
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2028 ^(a)	2,325	384
5.000% due 07/01/2042 ^(a)	2,000	1,205
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2026 ^(a)	7,000	4,218
5.000% due 07/01/2030 ^	7,400	4,458

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2024 ^	1,950	1,175
5.000% due 07/01/2046 ^(a)	5,000	3,012
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	87,809	26,944
0.000% due 07/01/2051 (c)	24,839	5,530
4.750% due 07/01/2053	1,000	1,052
5.000% due 07/01/2058	7,100	7,566
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	750	778
4.550% due 07/01/2040	1,450	1,522
4.784% due 07/01/2058	4,490	4,732

		150,779

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	1,700	280
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	4,000	4,243

		4,523

SOUTH CAROLINA 1.3%
Piedmont Municipal Power Agency, South Carolina Revenue Bonds, Series 2021 4.000% due 01/01/2033	5,000	5,449
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2021 4.000% due 01/01/2031	1,500	1,651
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (g)	5,000	5,144
5.000% due 12/01/2046	2,000	2,263
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	447
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2021 8.750% due 07/01/2025	700	700
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,208

		16,862

TENNESSEE 1.2%
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^	2,620	707
Knoxville, Tennessee Wastewater System Revenue Bonds, Series 2021 4.000% due 04/01/2036	7,000	7,802
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	570	482
5.625% due 01/01/2046	500	405
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (c)	2,000	654
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,250	2,193
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,017
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	2,500	2,584

		15,844

TEXAS 6.2%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	2,675	2,271
12.000% due 12/01/2045	9,000	8,476
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2021
5.000% due 11/15/2035	1,500	1,816
5.000% due 11/15/2039	2,000	2,401
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	1,047
9.000% due 03/01/2039	2,545	2,853
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,241
6.500% due 07/01/2026	2,750	2,690
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 5.000% due 01/01/2046	1,000	1,138
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	1,000	1,084
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,048
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,048
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2039	5,235	5,533
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	3,139

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/15/2027	2,500	2,725
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	5,000	5,749
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	2,065	1,569
5.000% due 07/01/2046	5,750	3,740
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,500	1,050
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	254
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	3,000	2,686
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016
4.000% due 07/01/2022	1,160	638
4.000% due 07/01/2023	50	27
4.000% due 07/01/2024	40	22
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	247
Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	1,000	917
Port of Beaumont Industrial Development Authority, Texas Revenue Notes, Series 2021 4.100% due 01/01/2028	7,300	6,643
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,765
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	1,500	1,485
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2021 5.000% due 02/01/2046	5,500	6,369
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,500	1,454
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 2.003% due 12/15/2026 ~	3,000	3,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	3,000	3,380

		82,506

UTAH 0.4%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	4,000	3,442
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,500	2,150

		5,592

VIRGINIA 1.6%
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2055	3,500	3,548
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	3,000	3,324
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	29,035	1,722
5.500% due 07/01/2044	5,000	5,089
7.500% due 07/01/2052	3,500	3,580
Virginia Small Business Financing Authority Revenue Bonds, Series 2022 5.000% due 07/01/2033	3,235	3,695

		20,958

WASHINGTON 1.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	3,000	3,132
Washington State General Obligation Bonds, Series 2022 5.000% due 02/01/2037	10,650	12,955

		16,087

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Excise Tax District Revenue Bonds, Series 2021 4.875% due 06/01/2043	1,000	978
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	70,100	6,824
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,000	3,946
West Virginia Economic Development Authority Revenue Bonds, Series 2021 4.125% due 07/01/2045	500	510

		12,258

WISCONSIN 4.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.000% due 06/01/2037	2,000	1,975
6.750% due 08/01/2031	7,000	6,709
7.000% due 01/01/2050	1,000	1,073

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,000	1,230
7.000% due 07/01/2048	2,800	2,396
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,424
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	985
5.250% due 03/01/2055	1,500	1,569
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	4,725	405
4.000% due 10/01/2041	3,600	3,986
4.000% due 09/30/2051	4,000	4,000
4.500% due 06/01/2056	3,500	3,046
5.000% due 07/01/2037	500	571
5.000% due 07/01/2039	500	567
5.000% due 07/01/2041	500	565
5.250% due 07/01/2061	1,450	1,299
5.625% due 06/01/2050	2,015	1,862
6.500% due 09/01/2036	3,975	3,669
6.500% due 06/01/2045	2,850	2,646
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,500	1,459
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	1,819
0.000% due 12/15/2039 (c)	3,250	1,688
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
0.380% due 04/01/2035	5,000	5,000
4.000% due 10/15/2036	2,375	2,628
4.000% due 08/15/2046	4,000	4,216

		56,787

Total Municipal Bonds & Notes (Cost $1,488,796)		1,440,152

	SHARES
MUTUAL FUNDS 2.1%
BlackRock MuniHoldings California Quality Fund, Inc.	204,166	2,671
BlackRock MuniHoldings Fund, Inc.	167,840	2,388
BlackRock MuniVest Fund, Inc.	400,900	3,271
BlackRock MuniYield California Fund, Inc.	21,277	277
BlackRock MuniYield California Quality Fund, Inc.	192,451	2,529
BlackRock MuniYield Quality Fund III, Inc.	198,534	2,492
BlackRock New York Municipal Income Trust	40,759	496
Nuveen California Quality Municipal Income Fund	401,979	5,274
Nuveen Municipal Credit Income Fund	299,280	4,372
Nuveen Quality Municipal Income Fund	300,646	4,017

Total Mutual Funds (Cost $30,060)		27,787

PREFERRED SECURITIES 1.5%
FINANCIALS 1.5%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	3,740,000	3,781
Charles Schwab Corp.
4.000% due 06/01/2026 •(f)	1,500,000	1,438
4.000% due 12/01/2030 •(f)	2,400,000	2,158
5.000% due 12/01/2027 •(f)	3,400,000	3,288
Citigroup, Inc. 5.000% due 09/12/2024 •(f)	1,000,000	992
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	800,000	798
6.100% due 10/01/2024 •(f)	1,000,000	1,026
SVB Financial Group 4.100% due 02/15/2031 •(f)	3,050,000	2,608
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,200,000	3,261

		19,350

INDUSTRIALS 0.0%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(f)	600,000	578

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Preferred Securities (Cost $21,270)		19,928

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (j) 0.9%		11,797

SHORT-TERM NOTES 0.5%
Federal Home Loan Bank 0.000% due 04/01/2022 (c)(d)	$6,400	6,400

U.S. TREASURY BILLS 2.6%
0.294% due 04/28/2022 - 06/23/2022 (b)(c)(l)	34,833	34,800

U.S. TREASURY CASH MANAGEMENT BILLS 1.4%
0.493% due 07/12/2022 (b)(c)	18,100	18,070

MUNICIPAL BONDS & NOTES 1.2%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 4.000% due 06/01/2022 ^	16,605	16,559

Total Municipal Bonds & Notes (Cost $16,564)		16,559

Total Short-Term Instruments (Cost $87,631)		87,626

Total Investments in Securities (Cost $1,680,423)		1,624,424

Total Investments 122.6% (Cost $1,680,423)		$1,624,424
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (20.7)%		(274,132)
Financial Derivative Instruments (k) (0.0)%(Cost or Premiums, net $0)		(145)
Other Assets and Liabilities, net (1.9)%		(25,497)

Net Assets Applicable to Common Shareholders 100.0%		$1,324,650

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	02/24/2022	$2,160	$2,062	0.16%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.610	08/15/2038	09/14/2021	3,079	3,099	0.23

$5,239	$5,161	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$11,797	U.S. Treasury Bills 0.000% due 08/04/2022	$(12,033)	$11,797	$11,797

Total Repurchase Agreements	$(12,033)	$11,797	$11,797

(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond June Futures	06/2022	46	$(6,903)	$209	$0	$(29)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	109	(19,307)	726	0	(116)

Total Futures Contracts	$935	$0	$(145)

(l)	Securities with an aggregate market value of $2,033 and cash of $1,880 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,010	$11,519	$30,529
Industrials	0	18,402	0	18,402
Municipal Bonds & Notes
Alabama	0	54,526	0	54,526
Alaska	0	3,214	0	3,214
Arizona	0	24,316	0	24,316
Arkansas	0	3,655	0	3,655
California	0	194,015	0	194,015
Colorado	0	25,561	2,049	27,610
Connecticut	0	15,889	0	15,889
Delaware	0	4,254	0	4,254
Florida	0	40,613	0	40,613
Georgia	0	32,550	0	32,550
Guam	0	2,534	0	2,534
Idaho	0	4,380	0	4,380
Illinois	0	101,221	0	101,221
Indiana	0	17,234	0	17,234
Iowa	0	50,264	0	50,264
Kentucky	0	19,614	0	19,614
Louisiana	0	14,756	0	14,756
Maine	0	1,315	0	1,315
Maryland	0	18,588	0	18,588
Massachusetts	0	3,226	0	3,226
Michigan	0	20,418	0	20,418
Minnesota	0	4,413	0	4,413
Missouri	0	15,009	0	15,009
New Hampshire	0	6,676	0	6,676
New Jersey	0	65,060	0	65,060
New York	0	187,551	0	187,551
North Carolina	0	13,849	0	13,849
North Dakota	0	1,580	0	1,580
Ohio	0	47,881	0	47,881
Oklahoma	0	8,307	0	8,307
Oregon	0	11,800	0	11,800
Pennsylvania	0	41,638	0	41,638
Puerto Rico	0	150,757	22	150,779
Rhode Island	0	4,523	0	4,523
South Carolina	0	16,862	0	16,862
Tennessee	0	15,844	0	15,844
Texas	0	82,506	0	82,506
Utah	0	5,592	0	5,592
Virginia	0	20,958	0	20,958
Washington	0	16,087	0	16,087
West Virginia	0	12,258	0	12,258
Wisconsin	0	56,787	0	56,787
Mutual Funds	27,787	0	0	27,787
Preferred Securities
Financials	0	19,350	0	19,350
Industrials	0	578	0	578
Short-Term Instruments
Repurchase Agreements	0	11,797	0	11,797
Short-Term Notes	0	6,400	0	6,400
U.S. Treasury Bills	0	34,800	0	34,800
U.S. Treasury Cash Management Bills	0	18,070	0	18,070
Municipal Bonds & Notes	0	16,559	0	16,559

Total Investments	$27,787	$1,583,047	$13,590	$1,624,424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(145)	$0	$(145)

Total Financial Derivative Instruments	$0	$(145)	$0	$(145)

Totals	$27,787	$1,582,902	$13,590	$1,624,279

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (1)

Investments in Securities, at Value
Corporate Bonds & Notes

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Banking & Finance	$1,966	$9,765	$(148)	$1	$3	$(68)	$0	$0	$11,519	$(67)
Municipal Bonds & Notes
Colorado	0	2,036	0	0	0	13	0	0	2,049	13
Puerto Rico	0	0	0	0	0	22	0	0	22	22

Totals	$1,966	$11,801	$(148)	$1	$3	$(33)	$0	$0	$13,590	$(32)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$11,519	Proxy Pricing			Base Price			96.230 - 97.658	97.440
Municipal Bonds & Notes
Colorado		2,049	Proxy Pricing			Base Price			81.428	—
Puerto Rico		22	Other Valuation Techniques(2)

Total		$13,590

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments. The Fund’s investments in closed-end management investment companies are valued at the market price of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that

Notes to Financial Statements (Cont.)

the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.	SGI	Syncora Guarantee, Inc.
AMBAC	American Municipal Bond Assurance Corp.	PSF	Public School Fund	ST	State
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced